Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Forth Major Related Parties

The table below sets forth major related parties of the Company and their relationships with the Company:

Entity or individual name	Relationship with the Company
NiSun Agricultural Group Co., Ltd. (“NiSun Agricultural”)	An affiliated entity controlled by the ultimate controlling shareholder of the Company
Nisun International Enterprise Management Group Co., Ltd (“Nisun Cayman”)	A shareholder who owns 19.42% equity interest of the Company
Mr. Bodang Liu	An affiliate and largest shareholder of the Company
Mr. Jian Lin	The shareholder of Wenzhou Jinda